Other income (Details) - CHF (SFr)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Apr. 02, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Other income
Other income				SFr 5,940	SFr 4,235	[1]	SFr 22,521
Deferred income	SFr 324,210				SFr 324,210
Eurostars/Innosuisse | mGlu2 NAM program
Other income
Amount of grant awarded		SFr 500,000
Proceeds from grants	SFr 300,000
Eurostars/Innosuisse | mGlu2 NAM program | Assets and liabilities held for sale
Other income
Deferred income			SFr 300,000
Eurostars/Innosuisse | mGlu2 NAM program | Discontinued operations
Other income
Other income			SFr 38,401

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented